Segment, Geographic, and Significant Customer Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenue	$ 1,839	$ 4,517	$ 5,805	$ 19,061	$ 22,343	$ 20,492
Revenue | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk	69.00%	50.00%	89.00%	75.00%	76.00%	67.00%
Revenue | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk	16.00%	50.00%	5.00%	25.00%	24.00%	33.00%
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk			63.00%		33.00%	55.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk			20.00%		67.00%	45.00%
United States
Concentration Risk [Line Items]
Revenue	$ 1,537	$ 2,265	$ 5,503	$ 14,351	$ 17,037	$ 13,783
Rest of World
Concentration Risk [Line Items]
Revenue	$ 302	$ 2,252	$ 302	$ 4,710	$ 5,306	$ 6,709